Refund liabilities - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refunds provision	€ 17,498	€ 26,141	€ 39,941
Current refunds provision	10,814	19,650
Additions, refund liability	4,649	4,013
Revenue recognition	9,985	0
Other releases	1,117	18,922
Non-current refunds provision	6,684	6,491
Refund provision, return provision and rebates	1,800	1,100
Pfizer Inc. | Lyme VLA15 | Amended Collaboration and License agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current refunds provision	9,000	18,600
Additions, refund liability	3,500	2,600
Revenue recognition	10,000	0
Other releases	900	18,900
GSK | Supply agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refunds provision	6,700	6,500
Non-current refunds provision	€ 6,700	€ 6,500